TEMPLETON FUNDS

300 S.E. 2nd Street

Fort Lauderdale, FL 33301-1923
Facsimile 954.847.2288
Telephone 954.527.7500

March 16, 2018

Filed Via EDGAR (CIK #0000225930)

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C.  20549

RE:   TEMPLETON FUNDS (Registrant)

File Nos. 002-60067 and 811-02781

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, submitted herewith under the EDGAR system, please find Post-Effective Amendment No. 65 to the Registrant's Registration Statement on Form N-1A which is being filed under the Securities Act of 1933 and Amendment No. 66 under the Investment Company Act of 1940 (the “Amendment”).

 The Amendment is being filed in order to register shares of a new series of the Registrant for public sale under the 1933 Act. The new series will be called Templeton International Climate Change Fund (the Fund). The Fund will offer five share classes, Class A, Class C, Class R, Class R6 and Advisor Class.

Pursuant to Rule 485(a)(2) under the 1933 Act, the Amendment will become effective at least seventy-five days after the filing.

The Amendment relates only to the Templeton International Climate Change Fund series of the Registrant.  The Amendment does not otherwise delete, amend, or supersede any information relating to any of the prospectuses and statements of additional information of the Registrant’s other series of shares.

Please direct any inquiries regarding this filing to the undersigned at (954) 847-2283 or the address shown above.

Sincerely yours,

TEMPLETON FUNDS

/s/LORI A. WEBER

Lori A. Weber

Vice President and Secretary

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